Leases (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases (Textual)
Lease term, Description	Short-term disclosures include only those leases with a term greater than one month and 12 months or less, and expense is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less, that do not include an option to purchase the underlying asset that we are reasonably certain to exercise, are not recorded on the balance sheet.	Short-term disclosures include only those leases with a term greater than one month and 12 months or less, and expense is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less, that do not include an option to purchase the underlying asset that we are reasonably certain to exercise, are not recorded on the balance sheet.
Minimum [Member]
Leases (Textual)
Remaining leases terms	1 year	1 year
Extend the leases for additional terms	3 years	3 years
Maximum [Member]
Leases (Textual)
Remaining leases terms	5 years	5 years
Extend the leases for additional terms	5 years	5 years